Derivative Instruments Accounted for at Fair value - Additional Information (Detail)		3 Months Ended	6 Months Ended
	Nov. 02, 2018 NOK (kr)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 3,509,000	$ 3,509,000		$ 5,154,000
Unrealized loss on non-designated derivative instruments		861,000	1,645,000
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr	kr 600,000,000			kr 600,000,000
Outstanding secured borrowings, interest rate terms	The 2018 Bonds bear interest at a rate equal to the 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
NORWAY [Member] | 2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal		$ 71,700,000	$ 71,700,000
Outstanding secured borrowings | kr				kr 600,000,000
Spread on variable rate		6.608%	6.608%	6.608%
Outstanding secured borrowings, interest rate terms			6.608% plus 3-month U.S. LIBOR
Outstanding secured borrowings, maturity year			2023
NORWAY [Member] | 2018 Senior Secured Bonds [Member] | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate		6.00%	6.00%	6.00%
Outstanding secured borrowings, interest rate terms			6.0% plus 3-month NIBOR
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities					$ (5,154,000)
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 900,000	$ 900,000
Unrealized loss on non-designated derivative instruments			$ 1,600,000